Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34985
Entity Registrant Name	Globus Maritime Limited
Entity Central Index Key	0001499780
Entity Address, Address Line One	128 Vouliagmenis Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	Glyfada
Entity Address, City or Town	Attica
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74